UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Atlanta Capital SMID-Cap Fund Semiannual Report March 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
Atlanta Capital SMID-Cap Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	25
Important Notices	26

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2012
Performance1,2

Portfolio Managers Charles B. Reed, CFA; William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	11/28/2003	29.66%	7.11%	9.45%	10.71%
Class A with 5.75% Maximum Sales Charge	—	22.16	0.95	8.17	9.93
Class C at NAV	10/1/2009	29.16	6.35	—	16.82
Class C with 1% Maximum Sales Charge	—	28.16	5.35	—	16.82
Class I at NAV	4/30/2002	29.80	7.39	9.71	9.50
Class R at NAV	8/3/2009	29.49	6.88	—	20.09

Russell 2500 Index	4/30/2002	29.39%	1.33%	3.02%	7.57%
Russell 2000 Index	4/30/2002	29.83	-0.18	2.13	6.40

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R

Gross		1.38%	2.13%	1.13%	1.63%
Net		1.25	2.00	1.00	1.50
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.7%
Morningstar, Inc.	3.6
Affiliated Managers Group, Inc.	3.5
LKQ Corp.	3.4
HCC Insurance Holdings, Inc.	3.2
DENTSPLY International, Inc.	3.0
O’Reilly Automotive, Inc.	3.0
John Wiley & Sons, Inc., Class A	2.7
Henry Schein, Inc.	2.7
Fair Isaac Corp.	2.6

Total	32.4%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2012
Endnotes and Additional Disclosures

[1]	Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)		Ratio

Actual
Class A	$1,000.00	$1,296.60	$7.00	**	1.22%
Class C	$1,000.00	$1,291.60	$11.29	**	1.97%
Class I	$1,000.00	$1,298.00	$5.57	**	0.97%
Class R	$1,000.00	$1,294.90	$8.43	**	1.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.16	**	1.22%
Class C	$1,000.00	$1,015.20	$9.92	**	1.97%
Class I	$1,000.00	$1,020.20	$4.90	**	0.97%
Class R	$1,000.00	$1,017.70	$7.42	**	1.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Investment in SMID-Cap Portfolio, at value (identified cost, $1,920,633,277)	$2,333,848,363
Receivable for Fund shares sold	15,553,253
Receivable from affiliates	148,055

Total assets	$2,349,549,671

Liabilities

Payable for Fund shares redeemed	$4,643,274
Payable to affiliates:
Distribution and service fees	264,857
Accrued expenses	388,976

Total liabilities	$5,297,107

Net Assets	$2,344,252,564

Sources of Net Assets

Paid-in capital	$1,935,896,129
Accumulated distributions in excess of net realized gain	(1,872,322)
Accumulated net investment loss	(2,986,329)
Net unrealized appreciation from Portfolio	413,215,086

Total	$2,344,252,564

Class A Shares

Net Assets	$850,480,748
Shares Outstanding	51,265,103
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.59
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.60

Class C Shares

Net Assets	$110,008,303
Shares Outstanding	6,757,625
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.28

Class I Shares

Net Assets	$1,377,356,391
Shares Outstanding	77,606,226
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.75

Class R Shares

Net Assets	$6,407,122
Shares Outstanding	388,629
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Dividends allocated from Portfolio	$7,346,432
Interest allocated from Portfolio	35,292
Expenses allocated from Portfolio	(8,912,249)

Total investment loss from Portfolio	$(1,530,525)

Expenses

Distribution and service fees
Class A	$861,229
Class C	418,165
Class R	9,684
Trustees’ fees and expenses	250
Custodian fee	18,446
Transfer and dividend disbursing agent fees	970,348
Legal and accounting services	13,914
Printing and postage	91,570
Registration fees	175,302
Miscellaneous	10,154

Total expenses	$2,569,062

Deduct —
Allocation of expenses to affiliates	$1,096,441

Total expense reductions	$1,096,441

Net expenses	$1,472,621

Net investment loss	$(3,003,146)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$1,855,961

Net realized gain	$1,855,961

Change in unrealized appreciation (depreciation) —
Investments	$455,654,696

Net change in unrealized appreciation (depreciation)	$455,654,696

Net realized and unrealized gain	$457,510,657

Net increase in net assets from operations	$454,507,511

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011

From operations —
Net investment loss	$(3,003,146)	$(4,396,388)
Net realized gain from investment transactions	1,855,961	16,567,379
Net change in unrealized appreciation (depreciation) from investments	455,654,696	(111,494,902)

Net increase (decrease) in net assets from operations	$454,507,511	$(99,323,911)

Distributions to shareholders —
From net realized gain
Class A	$(3,829,206)	$(2,071,341)
Class C	(468,583)	(171,390)
Class I	(5,768,738)	(2,526,372)
Class R	(21,480)	(4,538)

Total distributions to shareholders	$(10,088,007)	$(4,773,641)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$262,149,565	$419,492,676
Class C	36,421,798	60,216,747
Class I	439,121,507	777,697,612
Class R	4,829,208	2,118,988
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,469,662	1,849,044
Class C	343,686	117,677
Class I	4,325,162	1,788,185
Class R	20,983	4,529
Cost of shares redeemed
Class A	(90,336,905)	(134,822,928)
Class C	(7,536,113)	(9,800,036)
Class I	(142,670,189)	(194,568,745)
Class R	(1,096,099)	(227,513)

Net increase in net assets from Fund share transactions	$509,042,265	$923,866,236

Net increase in net assets	$953,461,769	$819,768,684

Net Assets

At beginning of period	$1,390,790,795	$571,022,111

At end of period	$2,344,252,564	$1,390,790,795

Accumulated net investment income (loss) included in net assets

At end of period	$(2,986,329)	$16,817

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$12.870		$12.490	$11.170	$10.930	$13.490	$12.480

Income (Loss) From Operations

Net investment loss(1)	$(0.033)		$(0.074)	$(0.072)	$(0.047)	$(0.031)	$(0.032)
Net realized and unrealized gain (loss)	3.841		0.543 (2)	1.392	0.545	(0.693)	1.983

Total income (loss) from operations	$3.808		$0.469	$1.320	$0.498	$(0.724)	$1.951

Less Distributions

From net realized gain	$(0.088)		$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Total distributions	$(0.088)		$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Net asset value — End of period	$16.590		$12.870	$12.490	$11.170	$10.930	$13.490

Total Return(3)	29.66	%(4)	3.67%	11.82%	5.50%	(6.72)%	16.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$850,481		$512,020	$256,917	$117,175	$23,589	$15,941
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.22	%(8)	1.20%	1.20%	1.20%	1.20%	1.21%
Net investment loss	(0.43)	%(8)	(0.51)%	(0.61)%	(0.49)%	(0.27)%	(0.25)%
Portfolio Turnover of the Portfolio	3	%(4)	19%	20%	33%	42%	84%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.18%, 0.32%, 0.52%, 0.52% and 0.57% of average daily net assets for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010*

Net asset value — Beginning of period	$12.680		$12.390	$11.170

Income (Loss) From Operations

Net investment loss(1)	$(0.089)		$(0.180)	$(0.158)
Net realized and unrealized gain	3.777		0.559 (2)	1.378

Total income from operations	$3.688		$0.379	$1.220

Less Distributions

From net realized gain	$(0.088)		$(0.089)	$—

Total distributions	$(0.088)		$(0.089)	$—

Net asset value — End of period	$16.280		$12.680	$12.390

Total Return(3)	29.16	%(4)	2.97%	10.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,008		$61,530	$17,530
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.97	%(8)	1.95%	1.95%
Net investment loss	(1.18	)%(8)	(1.25)%	(1.34)%
Portfolio Turnover of the Portfolio	3	%(4)	19%	20%

*	Class C commenced operations on October 1, 2009.
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.18% and 0.32% of average daily net assets for the six months ended March 31, 2012 and the years ended September 30, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$13.750		$13.300	$11.870	$11.570	$14.140	$13.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.015)		$(0.040)	$(0.044)	$(0.025)	$(0.002)	$0.000	(2)
Net realized and unrealized gain (loss)	4.103		0.579 (3)	1.474	0.583	(0.732)	2.071

Total income (loss) from operations	$4.088		$0.539	$1.430	$0.558	$(0.734)	$2.071

Less Distributions

From net realized gain	$(0.088)		$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Total distributions	$(0.088)		$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Net asset value — End of period	$17.750		$13.750	$13.300	$11.870	$11.570	$14.140

Total Return(4)	29.80	%(5)	3.98%	12.05%	5.72%	(6.46)%	16.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,377,356		$815,413	$296,476	$65,435	$15,846	$13,391
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	0.97	%(9)	0.95%	0.95%	0.95%	0.95%	0.96%
Net investment income (loss)	(0.18	)%(9)	(0.26)%	(0.35)%	(0.25)%	(0.01)%	0.00	%(10)
Portfolio Turnover of the Portfolio	3	%(5)	19%	20%	33%	42%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.18%, 0.32%, 0.52%, 0.52% and 0.57% of average daily net assets for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended September 30,
	March 31, 2012				Period Ended
	(Unaudited)		2011	2010	September 30, 2009(1)

Net asset value — Beginning of period	$12.810		$12.450	$11.170	$10.240

Income (Loss) From Operations

Net investment loss(2)	$(0.052)		$(0.109)	$(0.092)	$(0.015)
Net realized and unrealized gain	3.820		0.558 (3)	1.372	0.945

Total income from operations	$3.768		$0.449	$1.280	$0.930

Less Distributions

From net realized gain	$(0.088)		$(0.089)	$—	$—

Total distributions	$(0.088)		$(0.089)	$—	$—

Net asset value — End of period	$16.490		$12.810	$12.450	$11.170

Total Return(4)	29.49	%(5)	3.53%	11.46%	9.08	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,407		$1,827	$98	$1
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.47	%(9)	1.45%	1.45%	1.45	%(9)
Net investment loss	(0.68	)%(9)	(0.74)%	(0.78)%	(0.86	)%(9)
Portfolio Turnover of the Portfolio	3	%(5)	19%	20%	33	%(10)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.12%, 0.18%, 0.32% and 0.56% of average daily net assets for the six months ended March 31, 2012, the years ended September 30, 2011 and 2010 and the period ended September 30, 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended September 30, 2009.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at March 31, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Effective February 1, 2012, the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2013. Prior to February 1, 2012, EVM and Atlanta Capital had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceeded 1.20%, 1.95%, 0.95% and 1.45% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. Pursuant to these agreements, EVM and Atlanta Capital were allocated $226,508 and $869,933, respectively, of the Fund’s operating expenses for the six months ended March 31, 2012. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2012, EVM earned $39,758 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $99,615 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2012. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2012 amounted to $861,229 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended March 31, 2012, the Fund paid or accrued to EVD $313,624 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At March 31, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $6,214,000.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2012, the Fund paid or accrued to EVD $4,842 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2012 amounted to $104,541 and $4,842 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2012, the Fund was informed that EVD received approximately $1,000 and $14,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended March 31, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $496,990,135 and $7,581,681, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	17,212,939	28,482,989
Issued to shareholders electing to receive payments of distributions in Fund shares	232,863	127,961
Redemptions	(5,962,596)	(9,405,255)

Net increase	11,483,206	19,205,695

	Six Months Ended
	March 31, 2012	Year Ended
Class C	(Unaudited)	September 30, 2011

Sales	2,387,395	4,125,414
Issued to shareholders electing to receive payments of distributions in Fund shares	23,460	8,223
Redemptions	(506,437)	(694,941)

Net increase	1,904,418	3,438,696

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	26,796,319	49,690,774
Issued to shareholders electing to receive payments of distributions in Fund shares	271,511	116,116
Redemptions	(8,777,308)	(12,784,419)

Net increase	18,290,522	37,022,471

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	March 31, 2012	Year Ended
Class R	(Unaudited)	September 30, 2011

Sales	315,237	150,370
Issued to shareholders electing to receive payments of distributions in Fund shares	1,417	315
Redemptions	(70,722)	(15,887)

Net increase	245,932	134,798

SMID-Cap Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value

Aerospace & Defense — 1.0%

TransDigm Group, Inc.(1)	200,690	$23,231,873

		$23,231,873

Auto Components — 2.0%

Gentex Corp.	1,873,800	$45,908,100

		$45,908,100

Capital Markets — 5.2%

Affiliated Managers Group, Inc.(1)	724,930	$81,054,423
SEI Investments Co.	1,931,790	39,968,735

		$121,023,158

Commercial Banks — 4.6%

City National Corp.	923,450	$48,453,421
Cullen/Frost Bankers, Inc.	398,740	23,202,681
Umpqua Holdings Corp.	2,703,730	36,662,579

		$108,318,681

Commercial Services & Supplies — 1.1%

Copart, Inc.(1)	951,560	$24,807,169

		$24,807,169

Construction & Engineering — 2.1%

Jacobs Engineering Group, Inc.(1)	1,133,060	$50,273,872

		$50,273,872

Containers & Packaging — 2.0%

AptarGroup, Inc.	855,620	$46,862,307

		$46,862,307

Distributors — 3.4%

LKQ Corp.(1)	2,582,320	$80,490,914

		$80,490,914

Electrical Equipment — 4.2%

Acuity Brands, Inc.	729,320	$45,823,175
AMETEK, Inc.	1,090,880	52,918,589

		$98,741,764

Electronic Equipment, Instruments & Components — 2.2%

FLIR Systems, Inc.	2,035,050	$51,507,116

		$51,507,116

Energy Equipment & Services — 2.5%

Dril-Quip, Inc.(1)	355,830	$23,136,067
Oceaneering International, Inc.	657,850	35,451,536

		$58,587,603

Health Care Equipment & Supplies — 4.5%

DENTSPLY International, Inc.	1,762,770	$70,739,960
Varian Medical Systems, Inc.(1)	500,690	34,527,583

		$105,267,543

Health Care Providers & Services — 2.7%

Henry Schein, Inc.(1)	840,670	$63,621,906

		$63,621,906

Household Products — 1.7%

Church & Dwight Co., Inc.	826,150	$40,638,319

		$40,638,319

Industrial Conglomerates — 2.0%

Carlisle Cos., Inc.	935,290	$46,689,677

		$46,689,677

Insurance — 7.9%

HCC Insurance Holdings, Inc.	2,407,920	$75,054,866
Markel Corp.(1)	246,707	110,756,641

		$185,811,507

IT Services — 2.5%

Jack Henry & Associates, Inc.	1,018,980	$34,767,598
Wright Express Corp.(1)	364,830	23,615,446

		$58,383,044

Life Sciences Tools & Services — 3.7%

Bio-Rad Laboratories, Inc., Class A(1)	559,142	$57,977,434
Mettler-Toledo International, Inc.(1)	156,120	28,843,170

		$86,820,604

Machinery — 6.4%

CLARCOR, Inc.	734,190	$36,041,387
Graco, Inc.	681,390	36,154,553

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)

IDEX Corp.	1,261,650	$53,153,315
Pall Corp.	390,430	23,281,341

		$148,630,596

Marine — 2.5%

Kirby Corp.(1)	873,770	$57,485,328

		$57,485,328

Media — 6.3%

John Wiley & Sons, Inc., Class A	1,340,010	$63,771,076
Morningstar, Inc.	1,320,570	83,261,939

		$147,033,015

Professional Services — 3.8%

Equifax, Inc.	1,192,420	$52,776,509
Verisk Analytics, Inc., Class A(1)	776,060	36,451,538

		$89,228,047

Real Estate Management & Development — 1.7%

Forest City Enterprises, Inc., Class A(1)	2,493,808	$39,053,033

		$39,053,033

Road & Rail — 1.7%

J.B. Hunt Transport Services, Inc.	749,130	$40,730,198

		$40,730,198

Software — 10.0%

ANSYS, Inc.(1)	890,400	$57,893,808
Blackbaud, Inc.	1,578,900	52,466,847
FactSet Research Systems, Inc.	367,890	36,435,826
Fair Isaac Corp.	1,359,570	59,685,123
Solera Holdings, Inc.	622,170	28,551,381

		$235,032,985

Specialty Retail — 8.4%

Aaron’s, Inc.	1,330,375	$34,456,713
CarMax, Inc.(1)	1,066,310	36,947,642
O’Reilly Automotive, Inc.(1)	771,890	70,512,151
Sally Beauty Holdings, Inc.(1)	2,156,110	53,471,528

		$195,388,034

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	487,600	$23,136,620

		$23,136,620

Total Common Stocks — 97.1%
(identified cost $1,856,301,975)		$2,272,703,013

Short-Term Investments — 3.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$83,206	$83,206,042

Total Short-Term Investments
(identified cost $83,206,042)		$83,206,042

Total Investments — 100.7%
(identified cost $1,939,508,017)		$2,355,909,055

Other Assets, Less Liabilities — (0.7)%		$(16,524,121)

Net Assets — 100.0%		$2,339,384,934

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012.

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Unaffiliated investments, at value (identified cost, $1,856,301,975)	$2,272,703,013
Affiliated investment, at value (identified cost, $83,206,042)	83,206,042
Dividends receivable	945,159
Interest receivable from affiliated investment	7,144

Total assets	$2,356,861,358

Liabilities

Payable for investments purchased	$15,676,384
Payable to affiliates:
Investment adviser fee	1,761,069
Accrued expenses	38,971

Total liabilities	$17,476,424

Net Assets applicable to investors’ interest in Portfolio	$2,339,384,934

Sources of Net Assets

Investors’ capital	$1,922,983,896
Net unrealized appreciation	416,401,038

Total	$2,339,384,934

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Dividends	$7,374,764
Interest allocated from affiliated investment	35,422
Expenses allocated from affiliated investment	(5,812)

Total investment income	$7,404,374

Expenses

Investment adviser fee	$8,677,437
Trustees’ fees and expenses	34,000
Custodian fee	191,716
Legal and accounting services	16,685
Miscellaneous	21,086

Total expenses	$8,940,924

Net investment loss	$(1,536,550)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,851,908
Investment transactions allocated from affiliated investment	757

Net realized gain	$1,852,665

Change in unrealized appreciation (depreciation) —
Investments	$457,847,878

Net change in unrealized appreciation (depreciation)	$457,847,878

Net realized and unrealized gain	$459,700,543

Net increase in net assets from operations	$458,163,993

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011

From operations —
Net investment loss	$(1,536,550)	$(2,810,946)
Net realized gain from investment transactions	1,852,665	16,727,020
Net change in unrealized appreciation (depreciation) from investments	457,847,878	(112,133,693)

Net increase (decrease) in net assets from operations	$458,163,993	$(98,217,619)

Capital transactions —
Contributions	$497,932,338	$958,107,038
Withdrawals	(14,363,500)	(36,984,868)

Net increase in net assets from capital transactions	$483,568,838	$921,122,170

Net increase in net assets	$941,732,831	$822,904,551

Net Assets

At beginning of period	$1,397,652,103	$574,747,552

At end of period	$2,339,384,934	$1,397,652,103

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2012

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95	%(3)	0.95%	0.95%	0.96%	0.95%	0.96%
Net investment income (loss)	(0.16	)%(3)	(0.26)%	(0.36)%	(0.24)%	(0.01)%	0.01%
Portfolio Turnover	3	%(4)	19%	20%	33%	42%	84%

Total Return	29.82	%(4)	3.98%	12.05%	5.71%	(6.46)%	16.70%

Net assets, end of period (000’s omitted)	$2,339,385		$1,397,652	$574,748	$186,908	$44,383	$33,041

(1)	The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12%, 0.18%, 0.22% and 0.27% of average daily net assets for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2012, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

SMID-Cap Portfolio

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2012, the Portfolio’s investment adviser fee amounted to $8,677,437 or 0.92% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $508,349,431 and $61,416,014, respectively, for the six months ended March 31, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,943,922,488

Gross unrealized appreciation	$425,871,506
Gross unrealized depreciation	(13,884,939)

Net unrealized appreciation	$411,986,567

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2012.

SMID-Cap Portfolio

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$2,272,703,013	*	$—	$—	$2,272,703,013
Short-Term Investments	—		83,206,042	—	83,206,042

Total Investments	$2,272,703,013		$83,206,042	$—	$2,355,909,055

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of SMID-Cap Portfolio

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-5/12	ASCSRC

Eaton Vance Atlanta Capital Focused Growth Fund Semiannual Report March 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
Atlanta Capital Focused Growth Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Officers and Trustees	23
Important Notices	24

Eaton Vance Atlanta Capital Focused Growth Fund March 31, 2012
Portfolio Managers Richard B. England, CFA and Paul J. Marshall, CFA, each of Atlanta Capital Management Company, LLC.
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	11/28/2003	25.49%	3.90%	4.96%	5.56%
Class A with 5.75% Maximum Sales Charge	—	18.23	-2.08	3.72	4.82
Class C at NAV	5/2/2011	25.03	—	—	2.27
Class C with 1% Maximum Sales Charge	—	24.03	—	—	1.27
Class I at NAV	4/30/2002	25.65	4.13	5.22	4.43

Russell 1000 Growth Index	4/30/2002	26.85%	11.02%	5.09%	5.22%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I

Gross			1.36%	2.11%	1.11%
Net			1.25	2.00	1.00
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	7.6%
QUALCOMM, Inc.	7.4
Monsanto Co.	6.5
priceline.com, Inc.	6.4
Cognizant Technology Solutions Corp., Class A	4.6
Expeditors International of Washington, Inc.	4.3
Suncor Energy, Inc.	4.1
Amazon.com, Inc.	3.8
Allergan, Inc.	3.7
Schlumberger, Ltd.	3.5

Total	51.9%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Atlanta Capital Focused Growth Fund March 31, 2012
Endnotes and Additional Disclosures

[1]	Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)		Ratio

Actual
Class A	$1,000.00	$1,254.90	$7.05	**	1.25%
Class C	$1,000.00	$1,250.30	$11.25	**	2.00%
Class I	$1,000.00	$1,256.50	$5.64	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.31	**	1.25%
Class C	$1,000.00	$1,015.00	$10.08	**	2.00%
Class I	$1,000.00	$1,020.00	$5.05	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Investment in Focused Growth Portfolio, at value (identified cost, $101,818,834)	$120,909,533
Receivable for Fund shares sold	988,034

Total assets	$121,897,567

Liabilities

Payable for Fund shares redeemed	$301,472
Payable to affiliates:
Distribution and service fees	16,639
Other	2,218
Accrued expenses	44,944

Total liabilities	$365,273

Net Assets	$121,532,294

Sources of Net Assets

Paid-in capital	$103,250,502
Accumulated net realized loss from Portfolio	(532,792)
Accumulated net investment loss	(276,115)
Net unrealized appreciation from Portfolio	19,090,699

Total	$121,532,294

Class A Shares

Net Assets	$67,862,457
Shares Outstanding	5,536,068
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.01

Class C Shares

Net Assets	$2,706,429
Shares Outstanding	222,095
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.19

Class I Shares

Net Assets	$50,963,408
Shares Outstanding	4,388,201
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Dividends allocated from Portfolio (net of foreign taxes, $5,169)	$371,195
Interest allocated from Portfolio	1,199
Expenses allocated from Portfolio	(437,959)

Total investment loss from Portfolio	$(65,565)

Expenses

Distribution and service fees
Class A	$72,243
Class C	9,873
Trustees’ fees and expenses	250
Custodian fee	13,022
Transfer and dividend disbursing agent fees	50,634
Legal and accounting services	10,217
Printing and postage	15,475
Registration fees	44,598
Miscellaneous	5,948

Total expenses	$222,260

Deduct —
Allocation of expenses to affiliates	$10,553

Total expense reductions	$10,553

Net expenses	$211,707

Net investment loss	$(277,272)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$2,830,873
Foreign currency transactions	(148)

Net realized gain	$2,830,725

Change in unrealized appreciation (depreciation) —
Investments	$22,883,900

Net change in unrealized appreciation (depreciation)	$22,883,900

Net realized and unrealized gain	$25,714,625

Net increase in net assets from operations	$25,437,353

See Notes to Financial Statements.
6

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011

From operations —
Net investment loss	$(277,272)	$(260,817)
Net realized gain (loss) from investment and foreign currency transactions	2,830,725	(1,788,809)
Net change in unrealized appreciation (depreciation) from investments	22,883,900	(7,655,260)

Net increase (decrease) in net assets from operations	$25,437,353	$(9,704,886)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,193,889	$52,057,659
Class C	1,095,277	1,785,593
Class I	13,956,764	45,331,022
Cost of shares redeemed
Class A	(15,415,207)	(10,605,287)
Class C	(269,635)	(143,541)
Class I	(28,665,554)	(8,502,659)

Net increase (decrease) in net assets from Fund share transactions	$(4,104,466)	$79,922,787

Net increase in net assets	$21,332,887	$70,217,901

Net Assets

At beginning of period	$100,199,407	$29,981,506

At end of period	$121,532,294	$100,199,407

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(276,115)	$1,157

See Notes to Financial Statements.
7

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.770		$9.540	$8.780	$9.730	$12.760	$11.510

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.033)		$(0.065)	$(0.026)	$0.038	$0.007	$0.006
Net realized and unrealized gain (loss)	2.523		0.295	0.832	(0.487)	(2.011)	1.960

Total income (loss) from operations	$2.490		$0.230	$0.806	$(0.449)	$(2.004)	$1.966

Less Distributions

From net investment income	$—		$—	$(0.046)	$—	$(0.002)	$(0.012)
From net realized gain	—		—	—	(0.501)	(1.024)	(0.704)

Total distributions	$—		$—	$(0.046)	$(0.501)	$(1.026)	$(0.716)

Net asset value — End of period	$12.260		$9.770	$9.540	$8.780	$9.730	$12.760

Total Return(2)	25.49	%(3)	2.41%	9.21%	(2.89)%	(17.21)%	17.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,862		$45,044	$8,706	$8,451	$8,903	$12,285
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.60	)%(7)	(0.58)%	(0.29)%	0.52%	0.06%	0.05%
Portfolio Turnover of the Portfolio	43	%(3)	62%	152%	49%	50%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.02%, 0.11%, 0.43%, 0.50%, 0.19% and 0.14% of average daily net assets for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	March 31, 2012		Period Ended
	(Unaudited)		September 30, 2011(1)

Net asset value — Beginning of period	$9.750		$11.920

Income (Loss) From Operations

Net investment loss(2)	$(0.075)		$(0.067)
Net realized and unrealized gain (loss)	2.515		(2.103)

Total income (loss) from operations	$2.440		$(2.170)

Net asset value — End of period	$12.190		$9.750

Total Return(3)	25.03	%(4)	(18.20	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,706		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.00	%(8)	2.00	%(8)
Net investment loss	(1.36	)%(8)	(1.49	)%(8)
Portfolio Turnover of the Portfolio	43	%(4)	62	%(9)

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator of the Fund subsidized certain operating expenses (equal to 0.02% and 0.11% of average daily net assets for the six months ended March 31, 2012 and the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended September 30, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.240		$9.010	$8.290	$9.240	$12.170	$11.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.017)		$(0.034)	$(0.005)	$0.053	$0.034	$0.035
Net realized and unrealized gain (loss)	2.387		0.264	0.791	(0.476)	(1.902)	1.870

Total income (loss) from operations	$2.370		$0.230	$0.786	$(0.423)	$(1.868)	$1.905

Less Distributions

From net investment income	$—		$—	$(0.066)	$(0.026)	$(0.038)	$(0.041)
From net realized gain	—		—	—	(0.501)	(1.024)	(0.704)

Total distributions	$—		$—	$(0.066)	$(0.527)	$(1.062)	$(0.745)

Net asset value — End of period	$11.610		$9.240	$9.010	$8.290	$9.240	$12.170

Total Return(2)	25.65	%(3)	2.55%	9.51%	(2.64)%	(16.97)%	18.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,963		$53,707	$21,275	$17,750	$14,400	$14,150
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.00	%(7)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.33	)%(7)	(0.32)%	(0.06)%	0.76%	0.31%	0.31%
Portfolio Turnover of the Portfolio	43	%(3)	62%	152%	49%	50%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.02%, 0.11%, 0.43%, 0.50%, 0.19% and 0.14% of average daily net assets for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Focused Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,127,921 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017 ($459,426) and September 30, 2018 ($668,495). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

Additionally, at September 30, 2011, the Fund had a net capital loss of $1,298,369 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2012.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $4,059 and $6,494, respectively, of the Fund’s operating expenses for the six months ended March 31, 2012. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2012, EVM earned $3,680 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,046 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2012 amounted to $72,243 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2012, the Fund paid or accrued to EVD $7,405 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2012 amounted to $2,468 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2012, the Fund was informed that EVD received approximately $100 and $600 of CDSCs paid by Class A and Class C shareholders, respectively.

12

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended March 31, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $20,786,761 and $26,250,673, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2012	Year Ended
Class A	(Unaudited)	September 30, 2011

Sales	2,305,304	4,638,743
Redemptions	(1,381,520)	(938,655)

Net increase	923,784	3,700,088

	Six Months Ended
	March 31, 2012	Period Ended
Class C	(Unaudited)	September 30, 2011(1)

Sales	98,678	162,271
Redemptions	(25,262)	(13,592)

Net increase	73,416	148,679

	Six Months Ended
	March 31, 2012	Year Ended
Class I	(Unaudited)	September 30, 2011

Sales	1,354,428	4,281,656
Redemptions	(2,778,002)	(831,509)

Net increase (decrease)	(1,423,574)	3,450,147

(1)	Class C commenced operations on May 2, 2011.

13

Focused Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Air Freight & Logistics — 4.3%

Expeditors International of Washington, Inc.	110,260	$5,128,194

		$5,128,194

Auto Components — 3.0%

BorgWarner, Inc.(1)	43,350	$3,656,139

		$3,656,139

Biotechnology — 2.3%

Gilead Sciences, Inc.(1)	57,210	$2,794,709

		$2,794,709

Capital Markets — 3.0%

T. Rowe Price Group, Inc.	56,090	$3,662,677

		$3,662,677

Chemicals — 6.5%

Monsanto Co.	98,665	$7,869,520

		$7,869,520

Communications Equipment — 10.9%

Acme Packet, Inc.(1)	55,540	$1,528,461
Juniper Networks, Inc.(1)	117,290	2,683,595
QUALCOMM, Inc.	131,470	8,942,589

		$13,154,645

Computers & Peripherals — 7.6%

Apple, Inc.(1)	15,300	$9,171,891

		$9,171,891

Energy Equipment & Services — 6.8%

National Oilwell Varco, Inc.	49,880	$3,963,964
Schlumberger, Ltd.	60,968	4,263,492

		$8,227,456

Food Products — 0.9%

Green Mountain Coffee Roasters, Inc.(1)	23,530	$1,102,145

		$1,102,145

Health Care Technology — 2.2%

Cerner Corp.(1)	34,630	$2,637,421

		$2,637,421

Industrial Conglomerates — 2.5%

Danaher Corp.	53,530	$2,997,680

		$2,997,680

Internet & Catalog Retail — 10.2%

Amazon.com, Inc.(1)	22,960	$4,649,630
priceline.com, Inc.(1)	10,730	7,698,775

		$12,348,405

Internet Software & Services — 3.3%

MercadoLibre, Inc.	40,310	$3,941,915

		$3,941,915

IT Services — 4.6%

Cognizant Technology Solutions Corp., Class A(1)	71,770	$5,522,701

		$5,522,701

Multiline Retail — 2.4%

Kohl’s Corp.	58,280	$2,915,748

		$2,915,748

Oil, Gas & Consumable Fuels — 4.1%

Suncor Energy, Inc.	151,385	$4,950,289

		$4,950,289

Pharmaceuticals — 3.7%

Allergan, Inc.	47,230	$4,507,159

		$4,507,159

Road & Rail — 2.6%

Union Pacific Corp.	29,550	$3,176,034

		$3,176,034

Semiconductors & Semiconductor Equipment — 5.4%

Broadcom Corp., Class A(1)	104,755	$4,116,872
Texas Instruments, Inc.	72,830	2,447,816

		$6,564,688

See Notes to Financial Statements.
14

Focused Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 8.8%

Informatica Corp.(1)	31,610	$1,672,169
Oracle Corp.	115,490	3,367,688
salesforce.com, inc.(1)	23,940	3,698,970
VMware, Inc., Class A(1)	16,735	1,880,512

		$10,619,339

Specialty Retail — 3.2%

CarMax, Inc.(1)	112,690	$3,904,708

		$3,904,708

Total Common Stocks
(identified cost $99,557,268)		$118,853,463

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$2,103	$2,102,624

Total Short-Term Investments
(identified cost $2,102,624)		$2,102,624

Total Investments — 100.0%
(identified cost $101,659,892)		$120,956,087

Other Assets, Less Liabilities — (0.0)%(3)		$(46,416)

Net Assets — 100.0%		$120,909,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012.

(3)	Amount is less than 0.05%.

See Notes to Financial Statements.
15

Focused Growth Portfolio

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Unaffiliated investments, at value (identified cost, $99,557,268)	$118,853,463
Affiliated investment, at value (identified cost, $2,102,624)	2,102,624
Dividends receivable	41,590
Interest receivable from affiliated investment	129

Total assets	$120,997,806

Liabilities

Payable to affiliates:
Investment adviser fee	$67,162
Accrued expenses	20,973

Total liabilities	$88,135

Net Assets applicable to investors’ interest in Portfolio	$120,909,671

Sources of Net Assets

Investors’ capital	$101,613,476
Net unrealized appreciation	19,296,195

Total	$120,909,671

See Notes to Financial Statements.
16

Focused Growth Portfolio

March 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2012

Dividends (net of foreign taxes, $5,225)	$378,123
Interest allocated from affiliated investment	1,223
Expenses allocated from affiliated investment	(188)

Total investment income	$379,158

Expenses

Investment adviser fee	$375,692
Trustees’ fees and expenses	2,381
Custodian fee	50,838
Legal and accounting services	14,566
Miscellaneous	2,863

Total expenses	$446,340

Net investment loss	$(67,182)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,765,536
Investment transactions allocated from affiliated investment	37
Foreign currency transactions	(149)

Net realized gain	$2,765,424

Change in unrealized appreciation (depreciation) —
Investments	$23,476,474

Net change in unrealized appreciation (depreciation)	$23,476,474

Net realized and unrealized gain	$26,241,898

Net increase in net assets from operations	$26,174,716

See Notes to Financial Statements.
17

Focused Growth Portfolio

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2011

From operations —
Net investment loss	$(67,182)	$(94,289)
Net realized gain (loss) from investment and foreign currency transactions	2,765,424	(1,879,097)
Net change in unrealized appreciation (depreciation) from investments	23,476,474	(8,044,361)

Net increase (decrease) in net assets from operations	$26,174,716	$(10,017,747)

Capital transactions —
Contributions	$21,270,830	$89,582,528
Withdrawals	(29,421,217)	(6,673,118)

Net increase (decrease) in net assets from capital transactions	$(8,150,387)	$82,909,410

Net increase in net assets	$18,024,329	$72,891,663

Net Assets

At beginning of period	$102,885,342	$29,993,679

At end of period	$120,909,671	$102,885,342

See Notes to Financial Statements.
18

Focused Growth Portfolio

March 31, 2012

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010		2009		2008		2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.77	%(2)	0.83%	0.88	%(3)	0.92	%(3)	0.88	%(3)	0.86	%(3)
Net investment income (loss)	(0.12	)%(2)	(0.15)%	0.06%		0.85%		0.44%		0.44%
Portfolio Turnover	43	%(4)	62%	152%		49%		50%		37%

Total Return	25.79	%(4)	2.73%	9.65%		(2.56)%		(16.90)%		18.25%

Net assets, end of period (000’s omitted)	$120,910		$102,885	$29,994		$26,303		$23,317		$26,467

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for each of the years ended September 30, 2010, 2009, 2008 and 2007). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.
(4)	Not annualized.

See Notes to Financial Statements.
19

Focused Growth Portfolio

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Focused Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2012, Eaton Vance Atlanta Capital Focused Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Focused Growth Portfolio

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2012, the Portfolio’s investment adviser fee amounted to $375,692 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $47,734,327 and $53,620,239, respectively, for the six months ended March 31, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,613,939

Gross unrealized appreciation	$20,242,814
Gross unrealized depreciation	(1,900,666)

Net unrealized appreciation	$18,342,148

21

Focused Growth Portfolio

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2012.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$118,853,463	*	$—	$—	$118,853,463
Short-Term Investments	—		2,102,624	—	2,102,624

Total Investments	$118,853,463		$2,102,624	$—	$120,956,087

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

22

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Focused Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund and Focused Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributions, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser of Focused Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Focused Growth Portfolio
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451-5/12	ALCGSRC

Eaton Vance Atlanta Capital Select Equity Fund Semiannual Report March 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2012
Eaton Vance
Atlanta Capital Select Equity Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	16
Officers and Trustees	18
Important Notices	19

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2012
Portfolio Managers Charles B. Reed, CFA; William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.
Performance1,2

		Since
% Cumulative Total Returns	Inception Date	Inception

Class A at NAV	1/3/2012	12.00%
Class A with 5.75% Maximum Sales Charge	—	5.56
Class I at NAV	1/3/2012	12.00
Russell 1000 Index	1/3/2012	11.23%

% Total Annual Operating Expense Ratios[3]	Class A	Class I

Gross	1.32%	1.07%
Net	1.20	0.95
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Markel Corp.	6.3%
O’Reilly Automotive, Inc.	6.3
TJX Companies, Inc. (The)	6.1
Wal-Mart Stores, Inc.	5.7
Berkshire Hathaway, Inc., Class B	4.5
Covidien PLC	4.1
Microsoft Corp.	4.1
Affiliated Managers Group, Inc.	3.8
LKQ Corp.	3.7
Danaher Corp.	3.7

Total	48.3%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2012
Endnotes and Additional Disclosures

[1]	Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 3, 2012 – March 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(1/3/12)	(3/31/12)	(1/3/12 – 3/31/12)	Ratio

Actual*
Class A	$1,000.00	$1,120.00	$3.09 ***	1.20%
Class I	$1,000.00	$1,120.00	$2.45 ***	0.95%
*    The Fund had not commenced operations on October 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 89/366 (to reflect the period from commencement of operations on January 3, 2012 to March 31, 2012). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 3, 2012.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.06 ***	1.20%
Class I	$1,000.00	$1,020.30	$4.80 ***	0.95%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 3, 2012.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value

Aerospace & Defense — 4.5%

General Dynamics Corp.	2,320	$170,242
United Technologies Corp.	3,550	294,437

		$464,679

Beverages — 3.6%

Diageo PLC ADR	3,790	$365,735

		$365,735

Capital Markets — 5.7%

Affiliated Managers Group, Inc.(1)	3,520	$393,571
TD Ameritrade Holding Corp.	9,660	190,689

		$584,260

Chemicals — 2.6%

Sherwin-Williams Co. (The)	2,500	$271,675

		$271,675

Commercial Banks — 3.2%

U.S. Bancorp	10,230	$324,086

		$324,086

Communications Equipment — 2.4%

QUALCOMM, Inc.	3,660	$248,953

		$248,953

Construction & Engineering — 3.3%

Jacobs Engineering Group, Inc.(1)	7,600	$337,212

		$337,212

Distributors — 3.7%

LKQ Corp.(1)	12,370	$385,573

		$385,573

Food & Staples Retailing — 5.7%

Wal-Mart Stores, Inc.	9,620	$588,744

		$588,744

Health Care Equipment & Supplies — 7.5%

Covidien PLC	7,660	$418,849
DENTSPLY International, Inc.	8,740	350,736

		$769,585

Health Care Providers & Services — 2.9%

Henry Schein, Inc.(1)	3,880	$293,638

		$293,638

Industrial Conglomerates — 6.2%

Danaher Corp.	6,730	$376,880
Tyco International, Ltd.	4,600	258,428

		$635,308

Insurance — 13.8%

Berkshire Hathaway, Inc., Class B(1)	5,710	$463,366
Markel Corp.(1)	1,440	646,474
White Mountains Insurance Group, Ltd.	610	306,049

		$1,415,889

Machinery — 2.1%

Pall Corp.	3,680	$219,438

		$219,438

Real Estate Management & Development — 4.4%

Brookfield Asset Management, Inc., Class A	6,910	$218,149
Forest City Enterprises, Inc., Class A(1)	14,770	231,298

		$449,447

Software — 11.0%

ANSYS, Inc.(1)	5,670	$368,664
Microsoft Corp.	12,960	417,960
Oracle Corp.	11,750	342,630

		$1,129,254

Specialty Retail — 12.4%

O’Reilly Automotive, Inc.(1)	7,030	$642,190
TJX Companies, Inc. (The)	15,860	629,801

		$1,271,991

Total Common Stocks
(identified cost $9,064,747)		$9,755,467

See Notes to Financial Statements.
5

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$502	$502,111

Total Short-Term Investments
(identified cost $502,111)		$502,111

Total Investments — 99.9%
(identified cost $9,566,858)		$10,257,578

Other Assets, Less Liabilities — 0.1%		$10,399

Net Assets — 100.0%		$10,267,977

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012.

See Notes to Financial Statements.
6

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2012

Unaffiliated investments, at value (identified cost, $9,064,747)	$9,755,467
Affiliated investment, at value (identified cost, $502,111)	502,111
Dividends receivable	7,338
Interest receivable from affiliated investment	58
Receivable for Fund shares sold	26,895
Receivable from affiliates	13,811

Total assets	$10,305,680

Liabilities

Payable for Fund shares redeemed	$924
Payable to affiliates:
Investment adviser and administration fee	5,563
Distribution and service fees	583
Accrued expenses	30,633

Total liabilities	$37,703

Net Assets	$10,267,977

Sources of Net Assets

Paid-in capital	$9,577,178
Accumulated undistributed net investment income	79
Net unrealized appreciation	690,720

Total	$10,267,977

Class A Shares

Net Assets	$4,380,136
Shares Outstanding	391,075
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.88

Class I Shares

Net Assets	$5,887,841
Shares Outstanding	525,542
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
7

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Statement of Operations (Unaudited)

Period Ended
Investment Income	March 31, 2012(1)

Dividends (net of foreign taxes, $74)	$15,092
Interest allocated from affiliated investment	170
Expenses allocated from affiliated investment	(29)

Total investment income	$15,233

Expenses

Investment adviser and administration fee	$12,204
Distribution and service fees
Class A	587
Trustees’ fees and expenses	352
Custodian fee	8,710
Transfer and dividend disbursing agent fees	1,010
Legal and accounting services	11,590
Printing and postage	5,248
Registration fees	13,193
Miscellaneous	2,827

Total expenses	$55,721

Deduct —
Allocation of expenses to affiliates	$40,567

Total expense reductions	$40,567

Net expenses	$15,154

Net investment income	$79

Unrealized Gain (Loss)

Change in unrealized appreciation (depreciation) —
Investments	$690,720

Net change in unrealized appreciation (depreciation)	$690,720

Net unrealized gain	$690,720

Net increase in net assets from operations	$690,799

(1)	For the period from the start of business, January 3, 2012, to March 31, 2012.

See Notes to Financial Statements.
8

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Statement of Changes in Net Assets

Period Ended
March 31, 2012
Increase (Decrease) in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$79
Net change in unrealized appreciation (depreciation) from investments	690,720

Net increase in net assets from operations	$690,799

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,384,486
Class I	5,282,887
Cost of shares redeemed
Class A	(90,109)
Class I	(86)

Net increase in net assets from Fund share transactions	$9,577,178

Net increase in net assets	$10,267,977

Net Assets

At beginning of period	$—

At end of period	$10,267,977

Accumulated undistributed net investment income included in net assets

At end of period	$79

(1)	For the period from the start of business, January 3, 2012, to March 31, 2012.

See Notes to Financial Statements.
9

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Financial Highlights

	Class A

	Period Ended
	March 31, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.016)
Net unrealized gain	1.216

Total income from operations	$1.200

Net asset value — End of period	$11.200

Total Return(3)	12.00	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,380
Ratios (as a percentage of average daily net assets):
Expenses	1.20	%(5)(6)
Net investment loss	(0.59	)%(5)
Portfolio Turnover	0	%(4)

(1)	For the period from the start of business, January 3, 2012, to March 31, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 2.63% of average daily net assets for the period from the start of business, January 3, 2012, to March 31, 2012). Absent this subsidy, total return would have been lower.

See Notes to Financial Statements.
10

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Financial Highlights — continued

	Class I

	Period Ended
	March 31, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.003
Net unrealized gain	1.197

Total income from operations	$1.200

Net asset value — End of period	$11.200

Total Return(3)	12.00	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,888
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)(6)
Net investment income	0.11	%(5)
Portfolio Turnover	0	%(4)

(1)	For the period from the start of business, January 3, 2012, to March 31, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 2.63% of average daily net assets for the period from the start of business, January 3, 2012, to March 31, 2012). Absent this subsidy, total return would have been lower.

See Notes to Financial Statements.
11

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on January 3, 2012. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended March 31, 2012, the investment adviser and administration fee amounted to $12,204 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $20,283 and $20,284, respectively, of the Fund’s operating expenses for the period ended March 31, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended March 31, 2012, EVM earned $5 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended March 31, 2012 amounted to $587 for Class A shares.

13

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended March 31, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,064,747 and none, respectively, for the period ended March 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
March 31, 2012
Class A	(Unaudited)(1)

Sales	399,186
Redemptions	(8,111)

Net increase	391,075

Period Ended
March 31, 2012
Class I	(Unaudited)(1)

Sales	525,550
Redemptions	(8)

Net increase	525,542

(1)	For the period from the start of business, January 3, 2012, to March 31, 2012.

At March 31, 2012, EVM and accounts advised by EVM owned 54.5% and 29.8%, respectively, of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,566,858

Gross unrealized appreciation	$690,720
Gross unrealized depreciation	—

Net unrealized appreciation	$690,720

14

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$9,755,467	*	$—	$—	$9,755,467
Short-Term Investments	—		502,111	—	502,111

Total Investments	$9,755,467		$502,111	$—	$10,257,578

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

15

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 12, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”), with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”). The Board reviewed information furnished for the December 12, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and
•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

16

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in making investments in equity securities, including both U.S. and foreign common stocks. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

17

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance
Atlanta Capital Select Equity Fund

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributions, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5748-5/12	ATLCSESRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: May 14, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 14, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: May 14, 2012